Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt
Schedule of short-term debt
December 31, ($ in millions) 2021 2020
Short-term debt (weighted-average interest rate of 3.2 % and 2.8%, respectively) 78 153
Current maturities of long-term debt
(weighted-average nominal interest rate of 2.8 % and 3.2%, respectively) 1,306 1,140
Total 1,384 1,293

Schedule of long-term debt
2021 2020
December 31,
Nominal Effective Nominal Effective
($ in millions, except % data) Balance rate rate Balance rate rate
Floating rate

3,598 1.2% 0.3% 3,330 1.6% 0.2%
Fixed rate

1,885 3.0% 3.1% 2,638 3.2% 3.3%
5,483 5,968
Current portion of long-term debt

(1,306) 2.8% 1.0% (1,140) 3.2% 2.6%
Total 4,177 4,828

Schedule of principal amounts of long-term debt repayable at maturity	($ in millions) 2022 1,271 2023 794 2024 1,156 2025 56 2026 — Thereafter 2,085 Total 5,362
Schedule of outstanding bonds
2021 2020
December 31, (in millions)
Nominal Carrying Nominal Carrying
outstanding value
(1)
outstanding value
(1)
Bonds:
4.0 % USD Notes, due 2021 — USD 650 $ 649
2.25 % CHF Bonds, due 2021 — CHF 350 $ 403
2.875 % USD Notes, due 2022 USD 1,250 $ 1,258 USD 1,250 $ 1,280
0.625 % EUR Instruments, due 2023 EUR 700 $ 800 EUR 700 $ 875
0.75 % EUR Instruments, due 2024 EUR 750 $ 860 EUR 750 $ 946
0.3 % CHF Bonds, due 2024 CHF 280 $ 306 CHF 280 $ 317
3.8 % USD Notes, due 2028 (2) USD 383 $ 381 USD 383 $ 381
1.0 % CHF Bonds, due 2029 CHF 170 $ 186 CHF 170 $ 192
0 % EUR Notes, due 2030 EUR 800 $ 862 —
4.375 % USD Notes, due 2042 (2) USD 609 $ 589 USD 609 $ 589
Total $ 5,242 $ 5,632
(1)

USD carrying

values include

unamortized

debt issuance

costs, bond

discounts

or premiums,

as well as

adjustments

for fair value

hedge
accounting,

where appropriate.
(2)

Prior to completing

a cash tender

offer in

2020, the

original

principal

amount outstanding,

on each

of the
3.8
% USD Notes,

due 2028,

and
the 4.375
% USD Notes,

due 2042,

was $
750

million.